Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits	SFr 654	SFr 844
Loans	1,151	485
Investment securities	992	1,257
Provisions	648	1,358
Leases	357	367
Derivatives	184	58
Real estate	241	258
Net operating loss carry-forwards	9,435	7,120
Net operating loss carry-forwards, after allocation of valuation allowances	141	881
Goodwill and intangible assets	67	135
Other	437	171
Gross deferred tax assets before valuation allowance	14,166	12,053
Less valuation allowance	(10,208)	(6,072)	SFr (4,465)
Gross deferred tax assets net of valuation allowance	3,958	5,981
Compensation and benefits	(878)	(973)
Loans	(2,298)	(305)
Investment securities	(744)	(722)
Provisions	(282)	(298)
Derivatives	(286)	(218)
Leases	(351)	(358)
Real estate	(46)	(46)
Other	(146)	(108)
Gross deferred tax liabilities	(5,031)	(3,028)
Net deferred tax assets	(1,073)	2,953
Net deferred tax assets change	(4,026)
Net operating loss carry-forwards
Due to expire within 1 year	4,081
Due to expire within 2 to 5 years	4,772
Due to expire within 6 to 10 years	12,780
Due to expire within 11 to 20 years	9,118
Amount due to expire	30,751
Amount not due to expire	24,834
Total net operating loss carry-forwards	55,585
Movements in the valuation allowance
Balance at beginning of period	6,072	4,465	4,136
Net changes	4,136	1,607	329
Balance at end of period	10,208	6,072	4,465
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	221	234	264
Movements in gross unrecognized tax benefits
Balance at beginning of period	425	382	595
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	239	23	14
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(434)	(35)	(249)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	54	90
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(41)	0	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	0	(3)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(15)	(6)	(17)
Other (including foreign currency translation)	11	7	(48)
Balance at end of period	227	425	382
of which, if recognized, would affect the effective tax rate	227	425	382
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(5)	3	(16)
Interest and penalties recognized in the consolidated balance sheets	SFr 59	64	61
US
Movements in the valuation allowance
Net operating loss carryforward period as per US tax law (in years)	20
Switzerland
Movements in the valuation allowance
Net operating loss carryforward period as per Swiss tax law (in years)	7
Bank
Tax effect of temporary differences
Compensation and benefits	SFr 638	832
Loans	209	319
Investment securities	992	1,257
Provisions	641	1,357
Leases	229	228
Derivatives	38	46
Real estate	229	250
Net operating loss carry-forwards	7,720	6,382
Net operating loss carry-forwards, after allocation of valuation allowances	138	877
Goodwill and intangible assets	67	135
Other	418	151
Gross deferred tax assets before valuation allowance	11,181	10,957
Less valuation allowance	(8,488)	(5,338)	(4,323)
Gross deferred tax assets net of valuation allowance	2,693	5,619
Compensation and benefits	(202)	(355)
Loans	(1,190)	(131)
Investment securities	(744)	(722)
Provisions	(282)	(297)
Derivatives	(286)	(218)
Leases	(219)	(216)
Real estate	(43)	(38)
Other	(138)	(98)
Gross deferred tax liabilities	(3,104)	(2,075)
Net deferred tax assets	(411)	3,544
Net deferred tax assets change	(3,955)
Net operating loss carry-forwards
Due to expire within 1 year	4,008
Due to expire within 2 to 5 years	3,301
Due to expire within 6 to 10 years	4,247
Due to expire within 11 to 20 years	9,118
Amount due to expire	20,674
Amount not due to expire	24,813
Total net operating loss carry-forwards	45,487
Movements in the valuation allowance
Balance at beginning of period	5,338	4,323	4,067
Net changes	3,150	1,015	256
Balance at end of period	8,488	5,338	4,323
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	213	227	252
Movements in gross unrecognized tax benefits
Balance at beginning of period	425	382	595
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	239	23	14
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(434)	(35)	(249)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	54	90
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(41)	0	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	0	(3)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(15)	(6)	(17)
Other (including foreign currency translation)	11	7	(48)
Balance at end of period	227	425	382
of which, if recognized, would affect the effective tax rate	227	425	382
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(5)	3	(16)
Interest and penalties recognized in the consolidated balance sheets	SFr 59	SFr 64	SFr 61